Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepayments
Other prepayments	$ 392	$ 492
Prepayments	16,733	14,537
South Africa
Prepayments
Suppliers	1,196	617
Blanket | USD
Prepayments
Suppliers	4,700	3,432
Blanket | ZiG
Prepayments
Suppliers	10,352	9,634
Blanket | ZAR
Prepayments
Suppliers	17	306
Bilboes | USD
Prepayments
Suppliers	$ 76	$ 56